Investments - Loans by U.S. Region (Parenthetical) (Detail)	Jun. 30, 2013		Dec. 31, 2012		Dec. 31, 2011
Open Option Contracts Written [Line Items]
Loans by region percentage of total loans	100.00%	[1]	100.00%	[1]	100.00%
Pacific
Open Option Contracts Written [Line Items]
Loans by region percentage of total loans	23.30%	[1]	22.80%	[1]	24.60%
South Atlantic
Open Option Contracts Written [Line Items]
Loans by region percentage of total loans	19.10%	[1]	19.40%	[1]	17.90%
West South Central
Open Option Contracts Written [Line Items]
Loans by region percentage of total loans	14.00%	[1]	13.60%	[1]	12.70%
Middle Atlantic
Open Option Contracts Written [Line Items]
Loans by region percentage of total loans	12.80%	[1]	12.20%	[1]	12.90%
East North Central
Open Option Contracts Written [Line Items]
Loans by region percentage of total loans	11.30%	[1]	11.10%	[1]	11.60%
Mountain
Open Option Contracts Written [Line Items]
Loans by region percentage of total loans	8.00%	[1]	8.30%	[1]	8.90%
West North Central
Open Option Contracts Written [Line Items]
Loans by region percentage of total loans	5.60%	[1]	6.20%	[1]	4.80%
New England
Open Option Contracts Written [Line Items]
Loans by region percentage of total loans	3.60%	[1]	3.90%	[1]	3.70%
East South Central
Open Option Contracts Written [Line Items]
Loans by region percentage of total loans	2.30%	[1]	2.50%	[1]	2.90%

[1]	Balances do not include allowance for mortgage loan credit losses.